INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

14.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2021 and 2020 were as follows:

	At the			P/L for
	Beginning	Total useful		changes			As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	12/31/2021
Cost model
Rented properties	54,801		—	—	93,687	(7,940)	140,548
Measurement at fair value
Rented properties	8,998,595	50		(441,020)	—	—	8,557,575
TOTAL INVESTMENT PROPERTIES	9,053,396	50	—	(441,020)	93,687	(7,940)	8,698,123

	At the			P/L for
	Beginning	Total useful		changes			As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	12/31/2020
Cost model
Rented properties	54,801	—	—	—	—	—	54,801
Measurement at fair value
Rented properties	8,277,394	50		(139,556)	2,184,310	(1,323,553)	8,998,595
TOTAL INVESTMENT PROPERTIES	8,332,195	—	—	(139,556)	2,184,310	(1,323,553)	9,053,396

Investment properties are measured at fair value which is determined by an independent expert.

For all Investment Properties with a total valuation of 8.698 million as of December 31, 2021, the valuation was determined using sales Comparison Approach prepared by the Group’s management considering a report of an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per meter (Level 3). The Group estimated that, other factors being constant, a 5% reduction on the Sales price per meter for the period ended December 31, 2021 would have reduced the value of the Investment Properties by 282.7 million, which would impact, net of its tax effect on the "Other Operating Income" item in the Income statement.